Preferred Shares	12 Months Ended
Dec. 31, 2025
Preferred Shares
Preferred Shares
12.	Preferred Shares

Since March 2020, the Group have raised approximately US$152.5 million in equity financing from a group of investors:

Series Seed financing

In March 2020, the Group raised US$4.0 million from the issuance of Series Seed preferred shares of the Group to Hike Capital L.P.

Series Angel financing

In March 2020, the Group raised an aggregate of US$5.0 million from the issuance of Series Angel preferred shares of the Group to Northern Light Venture Capital and Hike Capital L.P.

Series B financing

In September 2020, the Group raised an aggregate of US$30.0 million from the issuance of Series B preferred shares of the Group to Qiming VII Strategic Investors Fund, L.P., Qiming Venture Partners VII, L.P., SIG Global China Fund I, LLLP, Deep Mind Holdings Limited, Hike Capital L.P. and Northern Light Venture Capital V, Ltd.

Series C1 financing

In March 2021, the Group raised an aggregate of US$80.0 million from the issuance of Series C1 preferred shares of the Group to SIG Global China Fund I, LLLP, Quadrant Ventures Limited, Geometry Ventures Limited, Hike Capital III L.P., Qiming Venture Partners VII, L.P., Qiming VII Strategic Investors Fund, L.P., Northern Light Venture Capital V, Ltd, Sino- French (Innovation) Fund II and Deep Mind Holdings Limited.

Series C2 financing

In April 2021, the Group raised an aggregate of US$33.5 million from the issuance of Series C2 preferred shares of the Group to Franchise Fund LP and SIG Global China Fund I, LLLP.

Series Seed, Angel, B, C1 and C2 convertible redeemable preferred shares are collectively referred to as the “Preferred Shares”.

The key terms of the Preferred Shares were as follows:

Conversion rights

The Series Seed, Angel, B, C1 and C2 preferred shares were convertible, at the option of the holders, at any time after the original issue date of the relevant series of preferred shares into such number of fully paid and non-assessable ordinary shares. Each preferred share shall automatically be converted into ordinary shares at the then effective conversion price upon the closing of a Qualified Initial Public Offering (“QIPO”), which meant to be the Company been registered under the applicable securities laws with a pre-offering valuation of at least US$1,500.0 million and gross proceeds to the Company in excess of US$150.0 million. In September 2024, all holders of these preferred shares agreed and confirmed that, an initial public offering of the Company registered under the United States Securities Act of 1933, as amended, shall be deemed to be a “QIPO” for any and all purposes, regardless of the offering proceeds or pre-money valuation of the Company.

12.	Preferred Shares (Continued)

Redemption rights

At the option of a holder of the preferred shares any time on or after the earliest of: (i) Company’s failure to consummate a QIPO by the respective Redemption Start Date (refer to the end of the paragraph for details) for each series of preferred shares; (ii) material breach of representations, warranties, covenants or other obligations by the relevant party under the Transaction Documents; (iii) cessation employment of Mr. Fang Rui by the Group Companies or (iv) the occurrence of any material adverse change in the regulatory environment which causes the Control Documents (has the meaning ascribed in each share purchase agreements) and the VIE Structure contemplated under the Control Documents to be invalid under the applicable laws, and no substituted scheme has been presented and approved by the Preferred Majority (means the holders representing more than two thirds of the Preferred Shares then outstanding, voting as a single class) within three months after such invalidation, the Company shall redeem all or any part of the outstanding preferred shares held by the requesting holder as elected by such holder out of funds legally available therefor including capital, at the redemption price. Prior to the issuance of Series C1 in March 2021, the “Redemption Start Date” of the Preferred Shares were September 30, 2025. Upon the issuance of Series C1, the “Redemption Start Date” for all then Preferred Shares were modified to be March 19, 2026, and upon the issuance of Series C2, the “Redemption Start Date” for all then Preferred Shares were further modified to be April 13, 2026.

The redemption price of the respective Preferred Shares shall be equal to the highest of: (i) an amount equal to: preferred shares issue price*(1+8%*N), N = a fraction, the numerator of which is the number of calendar days between the original issue date and the date on which the redemption price with respect to the preferred shares is paid and the denominator of which is 365, plus all declared but unpaid dividends on the Series B preferred shares required to be redeemed up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) one hundred and twenty percent (120%) of the original investment amount, plus all declared but unpaid dividends; or (iii) the fair market value of the preferred shares determined by an independent appraiser selected jointly by the Company, Rui Fang, Shuli Sun, Ying Li, Bo Wang, and the holders of a majority of redeeming Preferred Shares.

Dividend rights

Each holders of the Preferred Shares shall be entitled to receive noncumulative preferential dividends in an amount equal to eight percent of their respective issue price (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per annum, prior to the distribution of dividends ratably among the holders of ordinary shares and Preferred Shares in proportion to the number of outstanding ordinary shares held by them (calculated on an as-converted basis).

No dividends or other distributions shall be made or declared, whether in cash, in property, or in any other shares of the Group, unless and until dividends have been paid in full on the Preferred Shares.

Liquidation rights

Upon any liquidation, dissolution or winding up of the Company and/or any Group Company, either voluntary or involuntary, distributions to shareholders of the Company shall be made in the seniority of Series C2, C1, B, Angel, Seed and ordinary shares. After setting aside or paying in full of the preference amount (as agreed at end of this paragraph) of each series of Preferred Shares, the remaining assets and funds of the Company available for distribution to members, if any, shall be distributed ratably among all the holders of outstanding ordinary shares and all the holders of outstanding Preferred Shares in proportion to the number of outstanding ordinary shares held by them (with outstanding Preferred Shares treated on an as-if-converted basis). The preference amount of each Series of Preferred Shares is the amount equal to the higher of the followings: (i) one hundred and twenty percent of the issue price (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) of relevant Preferred Shares, plus all dividends declared and unpaid with respect thereto per share then held by such holder, (ii) one hundred percent of the issue price (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) and the interests at a simple rate of eight percent of relevant Preferred Shares issue price per annum, plus all dividends declared and unpaid with respect thereto per share then held by such holder.

12.	Preferred Shares (Continued)

Voting rights

Each Preferred Share confers the right to receive notice of, attend and vote at any general meeting of members.

Accounting of Preferred Shares

The Group classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets. In addition, the Group records accretion on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. Each issuance of the Preferred Shares was recognized at the respective issue price at the date of issuance net of issuance costs.

The Group’s preferred shares activities for the years ended December 31, 2023, 2024 and 2025 are summarized below:

	Series Seed		Series Angel		Series B		Series C1		Series C2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Mezzanine Equity
											Total
	Number of		Number of		Number of		Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount
		(RMB)		(RMB)		(RMB)		(RMB)		(RMB)		(RMB)
Balance as of January 1,2023	30,769,231	430,851	21,978,022	312,510	45,315,510	685,325	37,373,616	726,861	15,650,202	299,345	151,086,581	2,454,892
Accretion to Preferred Shares redemption value	—	132,237	—	93,603	—	182,631	—	89,269	—	38,319	—	536,059
Balance as of December 31, 2023	30,769,231	563,088	21,978,022	406,113	45,315,510	867,956	37,373,616	816,130	15,650,202	337,664	151,086,581	2,990,951
Accretion to Preferred Shares redemption value	—	128,963	—	89,808	—	160,932	—	35,232	—	14,996	—	429,931
Balance as of December 31, 2024	30,769,231	692,051	21,978,022	495,921	45,315,510	1,028,888	37,373,616	851,362	15,650,202	352,660	151,086,581	3,420,882
Accretion to Preferred Shares redemption value	—	(138,097)	—	(100,240)	—	(213,050)	—	(178,506)	—	(70,902)	—	(700,795)
Converted into ordinary shares(i)	(30,769,231)	(553,954)	(21,978,022)	(395,681)	(45,315,510)	(815,838)	(37,373,616)	(672,856)	(15,650,202)	(281,758)	(151,086,581)	(2,720,087)
Balance as of December 31, 2025	—	—	—	—	—	—	—	—	—	—	—	—
(i)	Upon the completion of the IPO in April 2025, all of issued and outstanding Preferred Shares automatically converted and re-designated on a one-for-one basis as Class A ordinary shares.